Income taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets:
Pension	$ 2,100	$ 2,130	$ 1,065
Postemployment benefits other than pensions	1,678	1,622	1,501
Tax carryforwards	663	821	1,117
Warranty reserves	358	338	253
Stock based compensation	281	232	215
Inventory	195	148	32
Allowance for credit losses	170	131	111
Post sale discounts	141	141	142
Deferred compensation	110	102	106
Other-net	491	537	404
Deferred income tax assets, Total	6,187	6,202	4,946
Deferred income tax liabilities:
Capital and intangible assets	(2,759)	(2,866)	(1,560)
Bond discount	(249)	(37)	(38)
Translation	(173)	(193)	(169)
Undistributed profits of non-U.S. subsidiaries	(128)	(215)	0
Deferred income tax liabilities, Total	(3,309)	(3,311)	(1,767)
Valuation allowance for deferred tax assets	(586)	(470)	(412)
Deferred income taxes-net	$ 2,292	$ 2,421	$ 2,767